SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Receivables [Abstract]
Accounts receivable	$ 464,609	$ 286,701
Less: allowance for expected credit loss	(16,109)	(20,322)
Accounts receivable, net	$ 448,500	$ 266,379